Property, Plant and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net consisted of the following:

	As of March 31,
	2024	2025
	$	$
At cost:
Machinery and equipment	11,036	11,122
Furniture and fixtures	79	79
Leasehold improvements	816	743
Motor vehicles	151	151
Total	12,082	12,095
Less: Accumulated depreciation and impairment	(11,747)	(12,001)
Less: Impairment loss	(335)	-
Property, plant and equipment, net	-	94